INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011

Tax provision (benefit)
Current
Federal	$—	$—
State	—	—
Total current	—	—

Deferred
Federal	(3,225,486)	(944,333)
State	2,291,913	(161,963)
Total deferred	(933,573)	(1,106,296)

Change in valuation allowance	933,573	1,106,296
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets consisted of the following at December 31:

	2012	2011

Deferred tax assets
Federal net operating loss	$22,343,084	$19,447,371
Federal research and development tax credit carryforwards	1,969,426	1,956,146
State net operating loss	2,252,566	2,444,816
State research and development tax credit carryforwards	633,571	597,608
Capitalized research and development expenses	11,068,868	13,007,013
Capital loss carryforward (expires beginning in 2012)	—	340,000
Stock-based compensation expense	842,174	333,206
Intangible assets	440,556	555,198
Charitable contribution carryforwards	43,350	44,370
Accrued liabilities	25,199	35,314
Total deferred tax assets	39,618,794	38,761,042

Deferred tax liabilities
Depreciable assets	(271,049)	(346,870)
Total deferred tax liabilities	(271,049)	(346,870)
Net deferred tax assets	39,347,745	38,414,172
Less valuation allowance	(39,347,745)	(38,414,172)

Total deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	Year ended December 31,
	2012	2011
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%
State income taxes	(17.20)%	1.44%
Permanent items	(0.17)%	(5.21)%
Change in valuation allowance	(10.61)%	(14.88)%
Other	(6.02)%	(15.35)%
Total	—%	—%